Schedule of investments
Delaware Tax–Free Oregon Fund	September 30, 2021 (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds — 98.61%
Education Revenue Bonds — 8.36%
Oregon Health & Science University Revenue
Series A 4.00% 7/1/44	600,000	$ 691,404
Oregon State Facilities Authority Revenue
(Metro East Web Academy Project) Series A 144A 5.00% 6/15/49 #	1,000,000	1,078,100
(Willamette University Projects) Series A 4.00% 10/1/51	500,000	562,895
University of Oregon General Revenue
Series A 5.00% 4/1/45	1,000,000	1,131,000
		3,463,399
Electric Revenue Bonds — 2.75%
Puerto Rico Electric Power Authority Revenue
Series A 6.75% 7/1/36 ‡	240,000	241,500
Series TT 5.00% 7/1/32 ‡	380,000	372,400
Series XX 5.25% 7/1/40 ‡	535,000	526,306
		1,140,206
Healthcare Revenue Bonds — 13.97%
Clackamas County Hospital Facility Authority
(Rose Villa Project) Series A 5.375% 11/15/55	500,000	552,615
Hospital Facilities Authority of Multnomah County, Oregon
(Mirabella At South Waterfront Project) Series A 5.40% 10/1/44	900,000	968,580
Oregon State Facilities Authority Revenue
(Providence Health & Services) Series C 5.00% 10/1/45	1,650,000	1,894,299
(Samaritan Health Services Project) Series A 5.00% 10/1/40	750,000	924,262
Salem, Oregon Hospital Facility Authority Revenue
(Multi Model - Salem Health Project) Series A 4.00% 5/15/49	500,000	569,030
Yamhill County Oregon Hospital Authority Revenue
(Friendsview) Series A 5.00% 11/15/51	750,000	874,193
		5,782,979
Housing Revenue Bonds — 3.96%
Home Forward Multifamily Housing Revenue
(Gretchen Kafoury Commons) 5.00% 1/1/29	565,000	608,002
NQ-FIE [9/21] 11/21 (1918196)    1

Schedule of investments
Delaware Tax–Free Oregon Fund (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Housing Revenue Bonds (continued)
Oregon State Housing & Community Services Department Mortgage Revenue
(Single-Family Mortgage Program) Series A 4.00% 7/1/50	935,000	$ 1,030,520
		1,638,522
Local General Obligation Bonds — 27.87%
Boardman, Oregon
2.125% 6/15/45 (BAM)	500,000	470,855
Central Oregon Community College
5.00% 6/15/30	500,000	501,150
Clackamas County School District No. 12 North Clackamas
Series B 5.00% 6/15/37	1,500,000	1,810,335
Columbia County School District No. 502
5.00% 6/15/36	575,000	691,857
Linn County Community School District No. 9 Lebanon
5.50% 6/15/27 (NATL)	1,000,000	1,261,200
Marion County School District No. 103 Woodburn
5.00% 6/1/30	300,000	382,737
5.00% 6/15/35	500,000	578,590
Newport, Oregon
Series B 0.00% 6/1/29 (AGC) ^	1,225,000	1,104,326
Portland, Oregon Revenue
(Portland Building Project) Series B 5.00% 6/15/34	1,000,000	1,252,290
Redmond, Oregon
Series B-1 5.00% 6/1/38	1,000,000	1,241,960
Salem-Keizer School District No. 24J
5.00% 6/15/33	1,000,000	1,251,940
Washington County Oregon School District No. 15 Forest Grove
Series B 0.00% 6/15/23 ^	1,000,000	993,070
		11,540,310
Pre-Refunded Bonds — 15.69%
Eugene Oregon Electric Utility System Revenue
5.00% 8/1/38-22 §	2,000,000	2,080,440
Oregon Health & Science University Revenue
Series E 5.00% 7/1/32-22 §	1,475,000	1,528,336
Tigard, Oregon Water Revenue
5.00% 8/1/31-22 §	1,695,000	1,763,173
2    NQ-FIE [9/21] 11/21 (1918196)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Pre-Refunded Bonds (continued)
Umatilla County Oregon School District No. 16R Pendleton
Series A 5.00% 6/15/33-24 §	1,000,000	$ 1,127,020
		6,498,969
Special Tax Revenue Bonds — 12.88%
GDB Debt Recovery Authority of Puerto Rico (Taxable)
7.50% 8/20/40	668,384	629,116
Oregon State Department Administrative Services Lottery Revenue
Series A 5.00% 4/1/35	1,000,000	1,147,110
Puerto Rico Commonwealth Infrastructure Financing Authority Special Tax Revenue
Series B 5.00% 7/1/16 ‡	240,000	110,700
Series B 5.00% 7/1/41 ‡	1,250,000	579,687
Puerto Rico Sales Tax Financing Revenue
(Restructured)
Series A-1 4.75% 7/1/53	1,770,000	1,984,931
Series A-1 4.903% 7/1/51 ^	420,000	100,359
Series A-2 4.329% 7/1/40	550,000	611,276
Virgin Islands Public Finance Authority Revenue
(Virgin Islands Matching Fund Loan Note)
Series A 4.00% 10/1/22	70,000	69,490
Series A 5.00% 10/1/29	100,000	100,234
		5,332,903
State General Obligation Bonds — 6.21%
Commonwealth of Puerto Rico
(Public Improvement)
Series A 5.00% 7/1/24 ‡	95,000	92,031
Series A 5.00% 7/1/41 ‡	140,000	122,850
Series A 5.25% 7/1/34 ‡	240,000	234,600
Series A 5.375% 7/1/33 ‡	140,000	135,100
Series A 8.00% 7/1/35 ‡	360,000	311,400
Series B 5.00% 7/1/35 ‡	65,000	63,050
Series B 5.75% 7/1/38 ‡	200,000	190,500
Series C 6.00% 7/1/39 ‡	180,000	173,250
Oregon State
(Article XI-Q State Projects) Series A 5.00% 5/1/44	1,000,000	1,247,560
		2,570,341
Transportation Revenue Bonds — 5.57%
Port Authority of Guam Revenue
Series A 5.00% 7/1/48	375,000	435,330
NQ-FIE [9/21] 11/21 (1918196)    3

Schedule of investments
Delaware Tax–Free Oregon Fund (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
Port of Portland Oregon Airport Revenue
5.00% 7/1/42 (AMT)	1,100,000	$ 1,290,421
(Portland International Airport) 5.00% 7/1/31	500,000	580,405
		2,306,156
Water & Sewer Revenue Bonds — 1.35%
Hermiston, Oregon Water & Sewer System Revenue
5.00% 11/1/34 (AGM)	500,000	560,745
		560,745
Total Municipal Bonds (cost $37,412,787)		40,834,530

Short-Term Investments — 0.36%
Variable Rate Demand Note — 0.36%¤
Oregon State Facilities Authority Revenue
(PeaceHealth) Series B 0.07% 8/1/34 (LOC - TD Bank N.A.)	150,000	150,000
Total Short-Term Investments (cost $150,000)		150,000
Total Value of Securities—98.97% (cost $37,562,787)		40,984,530

Receivables and Other Assets Net of Liabilities—1.03%		425,017
Net Assets Applicable to 3,024,209 Shares Outstanding—100.00%		$41,409,547
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At September 30, 2021, the aggregate value of Rule 144A securities was $1,078,100, which represents 2.60% of the Fund's net assets.
‡	Non-income producing security. Security is currently in default.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded.
¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of September 30, 2021.
4    NQ-FIE [9/21] 11/21 (1918196)

(Unaudited)
Summary of abbreviations:
AGC – Insured by Assured Guaranty Corporation
AGM – Insured by Assured Guaranty Municipal Corporation
AMT – Subject to Alternative Minimum Tax
BAM – Insured by Build America Mutual Assurance
LOC – Letter of Credit
N.A. – National Association
NATL – Insured by National Public Finance Guarantee Corporation
USD – US Dollar
NQ-FIE [9/21] 11/21 (1918196)    5